Submission	Feb. 06, 2025
Submission [Line Items]
Central Index Key	0000076334
Registrant Name	Parker-Hannifin Corporation
Registration File Number	333-274347
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES